Supplement, dated May 18, 2007,
                 to the Prospectus, dated February 1, 2007, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                                  (the "Fund")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Prospectus.

Effective June 4, 2007, the sections of the Prospectus under the heading "Shareholder Information - Deciding Which Class of Shares to Buy" relating to the Fund's Class B, Class C and Class D shares, on pages 39 and 40 of the Prospectus, are superseded and replaced with the following:

Class B
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o     Class B shares have been authorized by the Board of Directors but are not currently being offered.

o     No initial sales charge on purchases.

o     A declining CDSC on shares sold within 6 years of purchase:

 Years Since Purchase                                           CDSC
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 Less than 1 year                                                5%
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 1 year or more but less than 2 years                            4
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 2 years or more but less than 3 years                           3
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 3 years or more but less than 4 years                           3
--------------------------------------------------------------------------
 4 years or more but less than 5 years                           2
--------------------------------------------------------------------------
 5 years or more but less than 6 years                           1
--------------------------------------------------------------------------
 6 years or more                                                 0
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Your purchase of Class B shares must be for less than $250,000, because if you are investing $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. If you are considering purchasing Class B shares in an amount greater than $50,000 initially or over time (e.g., over thirteen months), you should consider whether you would be better off purchasing Class A, Class C or Class D shares, including pursuant to a Class A letter of intent. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees. If you intend to hold your Class B shares for less than eight years, you should consider purchasing Class C or Class D shares due to the shorter CDSC applicable to Class C and Class D shares. Additionally, if you are eligible to purchase Class R shares, you should consider purchasing that class, which has lower ongoing fees and a shorter CDSC.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C or Class D*
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o     No initial sales charge on purchases.

o     A 1% CDSC on shares sold within one year of purchase.

o     Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C or Class D shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares. Additionally, if you are eligible to purchase Class R shares, you should consider purchasing that class, which has lower ongoing fees and a shorter CDSC.

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* Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.